Subsequent Events	6 Months Ended
Jun. 30, 2020
Subsequent Events
Subsequent Events

20. Subsequent Events

On July 1, 2020, GasLog Partners issued 415,000 common units in connection with GasLog’s option to convert the first tranche of its Class B units issued upon the elimination of IDRs in June 2019.

On July 16, 2020, GasLog Partners entered into a credit agreement of $260,331 with BNP Paribas, Credit Suisse AG and Alpha Bank S.A., each an original lender, with BNP Paribas acting as security agent and trustee for and on behalf of the other finance parties mentioned above, in order to refinance the existing indebtedness due in 2021 on three of its vessels. The facility will amortize over ten equal semi-annual installments of $8,597 beginning in January 2021, with a final balloon amount of $174,361 payable concurrently with the last installment in July 2025. Interest on the facility will be payable at a rate of USD LIBOR plus a margin. The relevant amount of $260,331 was drawn on July 21, 2020, out of which $258,532 was used to refinance the outstanding indebtedness of GAS-twenty Ltd., GAS-seven Ltd. and GAS-eight Ltd., the respective entities owning the Methane Shirley Elisabeth, the GasLog Seattle and the Solaris. The facility includes customary restrictive covenants aligned with the ones in the existing bank credit facilities of the Partnership.

Also, on July 16, 2020, GasLog Partners entered into a credit agreement of $193,713 with DNB Bank ASA, London Branch, and ING Bank N.V., London Branch, each an original lender, with DNB Bank ASA, London Branch acting as security agent and trustee for and on behalf of the other finance parties mentioned above, in order to refinance the existing indebtedness due in 2021 on three of its vessels. The facility will amortize over ten equal semi-annual installments of $8,599 beginning in January 2021, with a final balloon amount of $107,723 payable concurrently with the last installment in July 2025. Interest on the facility will be payable at a rate of USD LIBOR plus a margin. DNB Bank ASA, London Branch and ING Bank N.V., London Branch were also registered as hedging providers under the facility.  An amount of $193,713 was drawn down on July 21, 2020, out of which $174,867 was used to refinance the outstanding indebtedness of GAS-nineteen Ltd., GAS-twenty one Ltd. and GAS-twenty seven Ltd., the respective entities owning the Methane Alison Victoria, the Methane Heather Sally and the Methane Becki Anne. The facility includes customary restrictive covenants aligned with the ones in the existing bank credit facilities of the Partnership.

In July 2020, the Partnership entered into four new interest rate swap agreements with an aggregate notional amount of $133,333 due in 2024 and 2025 with the hedging providers under the above facility.

On August 4, 2020, the board of directors of GasLog Partners approved and declared a quarterly cash distribution of $0.125 per common unit for the quarter ended June 30, 2020. The cash distribution is payable on August 20, 2020 to all unitholders of record as of August 17, 2020. The aggregate amount of the declared distribution will be $5,970 based on the number of units issued and outstanding as of June 30, 2020.

On August 4, 2020, the board of directors of GasLog Partners approved and declared a distribution on the Series A Preference Units of $0.5390625 per preference unit, a distribution on the Series B Preference Units of $0.5125 per preference unit and a distribution on the Series C Preference Units of $0.53125 per preference unit. The cash distributions are payable on September 15, 2020 to all unitholders of record as of September 8, 2020.